Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Business Combination Previously Reported Series A Preferred Stock	Business Combination Previously Reported Series A-1 Preferred Stock	Business Combination Previously Reported Common Stock	Business Combination Previously Reported Additional Paid-in Capital	Business Combination Previously Reported Accumulated Deficit	Business Combination Previously Reported	Business Combination Series A Preferred Stock	Business Combination Series A-1 Preferred Stock	Business Combination Common Stock	Business Combination Additional Paid-in Capital	Business Combination Accumulated Deficit	Business Combination	Previously Reported Series A Preferred Stock	Previously Reported Series A-1 Preferred Stock	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported	Series A Preferred Stock	Series A-1 Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019													$ 403,733		$ 66	$ 5,538,287	$ (2,530,462)	$ 3,411,624
Balance (in Shares) at Dec. 31, 2019													628,930		65,519
Retrospective application of reverse recapitalization													$ (3,903,730)	$ (3,578,197)	$ 206	7,481,721
Reverse stock split fractional stock round up															10	(10)
Balance at Dec. 31, 2020	$ (3,499,997)	$ (3,578,197)	$ 282	$ 13,019,998	$ (2,530,462)	$ 3,411,624							$ 3,903,730	$ 3,578,197	$ 66	6,935,836	(14,517,299)	(99,470)
Balance (in Shares) at Dec. 31, 2020		(684,450)	281,589										628,930	684,450	65,969
Retrospective application of reverse recapitalization (in Shares)													(628,930)	(684,450)	205,658
Reverse stock split fractional stock round up (in Shares)															10,412
Repurchase for the Forward Share Purchase Agreement exercise
Issuance of common stock																						$ 99,998		99,998
Issuance of common stock (in Shares)																					450
Issuance of Revelation Sub Series A-1 Preferred Stock, net																				$ 3,904,872				3,904,872
Issuance of Revelation Sub Series A-1 Preferred Stock, net (in Shares)																				684,450
Issuance of Warrants in connection with the issuance of the Revelation Sub Series A-1 Preferred Stock																				$ (326,675)		326,675
Payment for Revelation Sub Series A Preferred Stock subscribed																			3,499,997					3,499,997
Payment for common stock subscribed																						499,998		499,998
Stock-based compensation expense																						470,878		470,878
Net income (loss)																							(11,986,837)	(11,986,837)
Retrospective application of reverse recapitalization													$ (3,903,730)	$ (3,578,197)	$ 206	7,481,721
Reverse stock split fractional stock round up															$ 10	$ (10)
Balance at Dec. 31, 2021			$ 282	14,417,547	(14,517,299)	(99,470)			$ 282	$ 14,417,547	$ (14,517,299)	$ (99,470)									$ 282	14,417,547	(14,517,299)	(99,470)
Balance (in Shares) at Dec. 31, 2021			282,039						282,039												282,039
Retrospective application of reverse recapitalization (in Shares)													(628,930)	(684,450)	205,658
Reverse stock split fractional stock round up (in Shares)															10,412
Issuance of common stock in connection with the Business Combination, net																					$ 98	6,864,229		6,864,327
Issuance of common stock in connection with the Business Combination, net (in Shares)																					98,209
Issuance of common stock for fees in connection with the Business Combination																					$ 9	291		300
Issuance of common stock for fees in connection with the Business Combination (in Shares)																					8,572
Proceeds from the PIPE Investment, net																					$ 37	7,262,182		7,262,219
Proceeds from the PIPE Investment, net (in Shares)																					36,947
Rollover Warrant exercise																						5,074		5,074
Rollover Warrant exercise (in Shares)																					54
Repurchase for the Forward Share Purchase Agreement exercise																					$ (21)	(7,652,304)		(7,652,325)
Repurchase for the Forward Share Purchase Agreement exercise (in Shares)																					(21,429)
Stock-based compensation expense																						137,892		137,892
Net income (loss)																							(6,616,541)	(6,616,541)
Class A Pre-Funded Warrants exercise																					$ 37	(24)		13
Class A Pre-Funded Warrants exercise (in Shares)																					36,959
Balance at Mar. 31, 2022																					$ 442	21,034,887	(21,133,840)	(98,511)
Balance (in Shares) at Mar. 31, 2022																					441,351
Balance at Dec. 31, 2021			$ 282	14,417,547	(14,517,299)	(99,470)			$ 282	14,417,547	(14,517,299)	(99,470)									$ 282	14,417,547	(14,517,299)	(99,470)
Balance (in Shares) at Dec. 31, 2021			282,039						282,039												282,039
Repurchase for the Forward Share Purchase Agreement exercise																								(7,652,325)
Net income (loss)																								(9,621,963)
Balance at Sep. 30, 2022																					$ 683	26,366,257	(24,139,262)	2,227,678
Balance (in Shares) at Sep. 30, 2022																					682,882
Balance at Dec. 31, 2021			$ 282	$ 14,417,547	$ (14,517,299)	$ (99,470)			$ 282	$ 14,417,547	$ (14,517,299)	$ (99,470)									$ 282	14,417,547	(14,517,299)	(99,470)
Balance (in Shares) at Dec. 31, 2021			282,039						282,039												282,039
Issuance of common stock in connection with the Business Combination, net																					$ 98	6,864,229		6,864,327
Issuance of common stock in connection with the Business Combination, net (in Shares)																					98,209
Issuance of common stock for fees in connection with the Business Combination																					$ 9	291		300
Issuance of common stock for fees in connection with the Business Combination (in Shares)																					8,572
Proceeds from the PIPE Investment, net																					$ 37	7,262,182		7,262,219
Proceeds from the PIPE Investment, net (in Shares)																					36,947
Rollover Warrant exercise																						5,074		5,074
Rollover Warrant exercise (in Shares)																					54
Repurchase for the Forward Share Purchase Agreement exercise																					$ (21)	(7,652,304)		(7,652,325)
Repurchase for the Forward Share Purchase Agreement exercise (in Shares)																					(21,429)
Pre-Funded Warrants exercise																					$ 37	(24)		13
Pre-Funded Warrants exercise (in Shares)																					36,959
Proceeds from the July 2022 Public Offering, net																					$ 238	4,450,810		4,451,048
Proceeds from the July 2022 Public Offering, net (in Shares)																					238,096
RSU awards issued																					$ 3	(3)
RSU awards issued (in Shares)																					3,435
Issuance of common stock for Accrued Expenses in connection with the Business Combination																						749,700		749,700
Issuance of Series A Preferred Stock
Issuance of Series A Preferred Stock (in Shares)																			1
Stock-based compensation expense																						301,116		301,116
Net income (loss)																							(10,829,549)	(10,829,549)
Balance at Dec. 31, 2022																					$ 683	26,398,618	(25,346,848)	1,052,453
Balance (in Shares) at Dec. 31, 2022																			1		682,882
Balance at Mar. 31, 2022																					$ 442	21,034,887	(21,133,840)	(98,511)
Balance (in Shares) at Mar. 31, 2022																					441,351
Stock-based compensation expense																						90,188		90,188
Net income (loss)																							(1,834,686)	(1,834,686)
Balance at Jun. 30, 2022																					$ 442	21,125,075	(22,968,526)	(1,843,009)
Balance (in Shares) at Jun. 30, 2022																					441,351
Proceeds from the July 2022 Public Offering, net																					$ 238	4,450,810		4,451,048
Proceeds from the July 2022 Public Offering, net (in Shares)																					238,096
RSU awards issued																					$ 3	(3)
RSU awards issued (in Shares)																					3,435
Issuance of common stock for Accrued Expenses in connection with the Business Combination																						749,700		749,700
Stock-based compensation expense																						40,675		40,675
Net income (loss)																							(1,170,736)	(1,170,736)
Balance at Sep. 30, 2022																					$ 683	26,366,257	(24,139,262)	2,227,678
Balance (in Shares) at Sep. 30, 2022																					682,882
Balance at Dec. 31, 2022																					$ 683	26,398,618	(25,346,848)	1,052,453
Balance (in Shares) at Dec. 31, 2022																			1		682,882
Stock-based compensation expense																						32,095		32,095
Net income (loss)																							6,159,195	6,159,195
Redemption of Series A Preferred Stock
Redemption of Series A Preferred Stock (in Shares)																			(1)
Issuance of common stock from the February 2023 Public Offering																					$ 2,889	30,585		33,474
Issuance of common stock from the February 2023 Public Offering (in Shares)																					2,888,600
Class C Pre-Funded Warrants exercise																					$ 193	(174)		19
Class C Pre-Funded Warrants exercise (in Shares)																					193,000
Alternative cashless exercise of Class C Common Stock Warrants																					$ 965	2,739,445		2,740,410
Alternative cashless exercise of Class C Common Stock Warrants (in Shares)																					965,357
Balance at Mar. 31, 2023																					$ 4,730	29,200,569	(19,187,653)	10,017,646
Balance (in Shares) at Mar. 31, 2023																					4,729,839
Balance at Dec. 31, 2022																					$ 683	26,398,618	(25,346,848)	1,052,453
Balance (in Shares) at Dec. 31, 2022																			1		682,882
Net income (loss)																								2,082,649
Balance at Sep. 30, 2023																					$ 6,297	32,076,425	(23,264,199)	8,818,523
Balance (in Shares) at Sep. 30, 2023																					6,297,303
Balance at Mar. 31, 2023																					$ 4,730	29,200,569	(19,187,653)	10,017,646
Balance (in Shares) at Mar. 31, 2023																					4,729,839
RSU awards issued																					$ 4	(4)
RSU awards issued (in Shares)																					4,284
Stock-based compensation expense																						59,435		59,435
Net income (loss)																							(1,448,170)	(1,448,170)
Class C Pre-Funded Warrants exercise																					$ 143	(128)		15
Class C Pre-Funded Warrants exercise (in Shares)																					143,400
Alternative cashless exercise of Class C Common Stock Warrants																					$ 1,420	2,784,457		2,785,877
Alternative cashless exercise of Class C Common Stock Warrants (in Shares)																					1,419,780
Balance at Jun. 30, 2023																					$ 6,297	32,044,329	(20,635,823)	11,414,803
Balance (in Shares) at Jun. 30, 2023																					6,297,303
Stock-based compensation expense																						32,096		32,096
Net income (loss)																							(2,628,376)	(2,628,376)
Balance at Sep. 30, 2023																					$ 6,297	$ 32,076,425	$ (23,264,199)	$ 8,818,523
Balance (in Shares) at Sep. 30, 2023																					6,297,303